Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Jun. 26, 2021	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss for goodwill or intangibles	$ 0	$ 0
Goodwill	$ 1,018	$ 1,018	$ 1,018	$ 1,018